Supplemental Cash Flow Information - Summary of Cash and Cash Equivalents (Detail) - USD ($) $ in Thousands	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021
Cash and cash equivalents [abstract]
Cash	$ 356,426		$ 170,155
Cash equivalents	472,411		525,934
Total cash and cash equvivalents	$ 828,837	$ 799,697	$ 696,089	$ 448,626	$ 376,163	$ 226,045